Goodwill - Impairment testing (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2022
Goodwill
Term of the government bonds	10 years
Stock market capitalization	€ 9,344	€ 6,636
Nat sales sensitivity scenario
Goodwill
Percentage of lower sales projection estimation on average each year	9.00%
Blood typing solutions sales sensitivity scenario
Goodwill
Percentage of lower sales projection estimation on average each year	17.00%
Clinical diagnostics sales sensitivity scenario
Goodwill
Initially estimated sales	66.00%
Access Biologicals, LLC
Goodwill
Ownership interest acquired (as a percent)	51.00%		51.00%
Biopharma
Goodwill
Perpetual Growth rate	2.00%	1.90%
Pre-tax discount rate	11.30%	10.90%
Diagnostic
Goodwill
Perpetual Growth rate	2.00%	1.90%
Pre-tax discount rate	10.10%	9.70%
Aggregate sensitivity scenario to NAT, BTS and CDx sales	(4.00%)
Diagnostic | Clinical diagnostics sales sensitivity scenario
Goodwill
Initially estimated sales		80.00%
Percentage of lower sales projection estimation on average each year		10.00%
Bio Supplies
Goodwill
Perpetual Growth rate	2.00%	1.90%
Pre-tax discount rate	11.40%	10.90%
Kiro Grifols
Goodwill
Perpetual Growth rate	1.60%	1.50%
Pre-tax discount rate	12.00%	11.60%
GigaGen Inc..
Goodwill
Pre-tax discount rate	19.80%	19.60%
Sink rate	5.00%	5.00%
Success rate	20.00%	20.00%